Expense Example	Jul. 31, 2026 USD ($)
Tradr 2X Long AAON Daily ETF | Tradr 2X Long AAON Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long AEHR Daily ETF | Tradr 2X Long AEHR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long ASPI Daily ETF | Tradr 2X Long ASPI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long FORM Daily ETF | Tradr 2X Long FORM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long GFS Daily ETF | Tradr 2X Long GFS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long HAWK Daily ETF | Tradr 2X Long HAWK Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long IPGP Daily ETF | Tradr 2X Long IPGP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long IVES Daily ETF | Tradr 2X Long IVES Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long KEEL Daily ETF | Tradr 2X Long KEEL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long LWLG Daily ETF | Tradr 2X Long LWLG Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long MRAM Daily ETF | Tradr 2X Long MRAM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long ONTO Daily ETF | Tradr 2X Long ONTO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long SITM Daily ETF | Tradr 2X Long SITM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long UMC Daily ETF | Tradr 2X Long UMC Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long XMTR Daily ETF | Tradr 2X Long XMTR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short AAPL Daily ETF | Tradr 2X Short AAPL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short AXTI Daily ETF | Tradr 2X Short AXTI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short COHR Daily ETF | Tradr 2X Short COHR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short DRAM Daily ETF | Tradr 2X Short DRAM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short META Daily ETF | Tradr 2X Short META Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short MSFT Daily ETF | Tradr 2X Short MSFT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short MU Daily ETF | Tradr 2X Short MU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	$ 471